14. STOCK HOLDERS' EQUITY (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Holders Equity Tables
Assumptions used to derive the value of the warrants
June 30, 2014
Stock Price	13.75
Risk-free interest rate	1.81%
Expected dividend yield	0.00%
Expected term (in years)	4.8
Expected volatility	171%

Warrants outstanding

The following table summarizes information about warrants outstanding as of June 30, 2014:

			Weighted Average Life of
		Warrants	Outstanding Warrants in
	Exercise Price	Outstanding	Months	Date of Expiration
Series A Warrants	$10.00	973,000	25	7/31/2016
Series B Warrants	5.00	42,700	53	10/31/2018
Series C Warrants	5.50	1,000,000	31	1/21/2017
	$7.77	2,015,700	29

The following table summarizes information about warrants outstanding December 31, 2013:

Exercise Price	Warrants Outstanding	Weighted Average Life of Outstanding Warrants In Months	Date of Expiration
$5.00	10,600	58	10/31/2018
$1.00	973,000	31	7/31/2016
$1.04	983,600	31.3

Common stock issued and outstanding

The following table summarizes shares of common stock and warrants issued and outstanding for the six months ended June 30, 2014:

	Common Stock	Warrants
Balance at December 31, 2013	15,137,200	983,600
Re-acquired shares of common stock	(1,750,000)	-
Warrants issued to Full Circle for $500,000 consideration – Series C Warrants	-	1,000,000
Warrants issued to placement agent – Series B Warrants	-	32,100
Issued in settlement of $355,000 convertible notes payable and accrued interest of $6,308	72,140	-
Balance at June 30, 2014	13,459,340	2,015,700

At December 31, 2013, the Company had 15,137,200 shares of its common stock issued and outstanding.

	Common Stock	Warrants
June 5, 2013 (Inception)	-	-
Issued for cash proceeds of $985,400	13,373,000	973,000
Issued as part of exchange agreement	9,724,200
Terminated as part of exchange agreement	(8,000,000)
Issued as compensation under a consulting agreement	40,000	-
Warrants issued to placement agent	-	10,600
December 31, 2013	15,137,200	983,600